Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended			24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended		72 Months Ended		84 Months Ended		96 Months Ended		108 Months Ended	120 Months Ended
	May 31, 2017	May 31, 2015	May 31, 2025	May 31, 2018	May 31, 2016	May 31, 2019	May 31, 2017	May 31, 2020	May 31, 2018	May 31, 2021	May 31, 2019	May 31, 2022	May 31, 2020	May 31, 2023	May 31, 2021	May 31, 2024	May 31, 2022	May 31, 2025	May 31, 2023	May 31, 2024	May 31, 2025
C000188985 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
Accumulated Value	$ 10,000			$ 12,951.15		$ 11,561.97		$ 10,043.66		$ 13,109.25		$ 10,327.71		$ 10,314.61		$ 11,473		$ 12,199.64
C000091188 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
Accumulated Value		$ 10,000			$ 10,318.08		$ 13,023.12		$ 16,850.67		$ 15,027.82		$ 13,041.6		$ 17,005.79		$ 13,382.46		$ 13,356.35	$ 14,845.38	$ 15,762.18
C000091187 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class N
Accumulated Value		10,000			10,297.52		12,966.83		16,758.27		14,928.18		12,935.76		16,843.01		13,236.5		13,188.24	14,637.1	15,518.05
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World ex USA Index
Accumulated Value		10,000			9,034.231603		10,456.80714		11,328.16637		10,711.54469		10,377.48931		14,486.49708		13,176.02342		13,378.83188	15,850.75858	18,079.62277
MSCI World ex USA Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World ex USA Small Cap Index
Accumulated Value		$ 10,000			$ 9,963.851492		$ 11,511.06103		$ 13,146.01744		$ 11,594.83423		$ 11,528.26048		$ 16,961.68673		$ 14,474.0822		$ 13,727.35899	$ 15,698.09027	$ 17,923.87759